Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended	33 Months Ended
	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies		$ 1,733,117	$ 1,733,117	$ 1,636,531
Cash denominated in foreign currencies, proceeds		1,731,179	1,731,179
Cash denominated in foreign currencies, cost				1,638,436
Cash held for margin requirements		29,644,918	$ 29,644,918	$ 22,511,507
Provision for income tax		$ 0
Provision for income tax, description		The General Partner concluded that no provision for income tax is required in the Partnership's financial statements.
Percentage basis of funds on deposit for interest income recognition		100.00%
Partnership assets percentage not deposited as margin credit for interest income		80.00%
General Partner flat rate annual brokerage fee on net assets		0.1667%
General Partner flat rate monthly brokerage fee on net assets		2.00%
Percentage basis Partnership offer price to net asset value per Unit		100.00%	100.00%
Limited partners unit that can be redeemed		100.00%	100.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Incremental additional subscriptions		$ 10,000	$ 10,000
ERISA/IRA Investors [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount		10,000	$ 10,000
Class of Units A [Member]
Schedule of Equity Method Investments [Line Items]
Annualized ongoing placement agent fee	3.375%		2.00%
Minimum partnership subscription amount		25,000	$ 25,000
Class of Units D [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount		$ 5,000,000	$ 5,000,000